Debt Securities - Summary of Unsubordinated Debt Securities Outstanding Issued Under the Global Programs (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 ARS ($)	Dec. 31, 2019 ARS ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Apr. 25, 2019 USD ($)
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Book Value	$ 17,073,898	$ 39,808,666
Grupo Financiero Galicia SA [member]
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Book Value	$ 12,245,241	$ 31,409,308
Banco De Galicia Y Buenos Aires S.A.U. [member]
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Currency	USD	USD
Face Value			$ 250,000		$ 250,000
Term	120 months	120 months
Maturity Date	07.19.26	07.19.26
Global program for issuance of unsubordinated debt securities class five series two [member] | Banco De Galicia Y Buenos Aires S.A.U. [member]
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Placement Date	Apr. 26, 2018	Apr. 26, 2018
Currency	Ps.	Ps.
Face Value	$ 2,032,833	$ 2,032,833
Type	Simple	Simple
Term	36 months	36 months
Maturity Date	04.26.21	04.26.21
Rate	Badlar + 3.50%	Badlar + 3.50%
Issuance Authorized by the C.N.V.	Apr. 18, 2018	Apr. 18, 2018
Book Value	$ 1,732,315	$ 2,454,067
Global Program For Issuance Of Unsubordinated Debt Securities Class Seven [Member] | Banco De Galicia Y Buenos Aires S.A.U. [member]
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Placement Date		Nov. 25, 2019
Currency		Ps.
Face Value		$ 4,182,280
Type		Simple
Term		6 months
Maturity Date		05.25.20
Rate		Badlar + 4%
Issuance Authorized by the C.N.V.		Nov. 13, 2019
Book Value		$ 5,815,305
Global program for issuance of unsubordinated debt securities class thirty four series two [member] | Tarjeta Naranja S.A. [member]
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Placement Date		Jun. 29, 2016
Currency		Ps.
Face Value		$ 475,397
Type		Simple
Term		1461 days
Maturity Date		06.29.20
Rate		Minimum 32% Rate/ Badlar + 4.67%
Issuance Authorized by the C.N.V.		Jun. 21, 2016
Book Value		$ 538,916
Global program for issuance of unsubordinated debt securities class thirty five series two [member] | Tarjeta Naranja S.A. [member]
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Placement Date		Sep. 27, 2016
Currency		Ps.
Face Value		$ 774,389
Type		Simple
Term		1461 days
Maturity Date		09.27.20
Rate		Minimum 26% Rate/ Badlar + 3.99%
Issuance Authorized by the C.N.V.		Sep. 15, 2016
Book Value		$ 891,958
Global Program For Issuance Of Unsubordinated Debt Securities Class Twenty Five [member] | Tarjeta Naranja S.A. [member]
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Placement Date		Jul. 26, 2016
Currency		Ps.
Face Value		$ 400,000
Type		Simple
Term		1461 days
Maturity Date		07.26.20
Rate		Minimum 30% Rate/ Badlar + 3.94%
Issuance Authorized by the C.N.V.		Jul. 13, 2016
Book Value		$ 577,248
Global Program For Issuance Of Unsubordinated Debt Securities Class Twenty Six Series Two [member] | Tarjeta Naranja S.A. [member]
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Placement Date		Oct. 24, 2016
Currency		Ps.
Face Value		$ 350,237
Type		Simple
Term		1461 days
Maturity Date		10.24.20
Rate		Minimum 26% Rate/ Badlar + 4%
Issuance Authorized by the C.N.V.		Oct. 14, 2016
Book Value		$ 507,796
Global program for issuance of unsubordinated debt securities class three [member] | Banco De Galicia Y Buenos Aires S.A.U. [member]
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Placement Date		Feb. 17, 2017
Currency		Ps.
Face Value				$ 150,537
Type		Simple
Term		36 months
Maturity Date		02.17.20
Rate		Badlar + 2.69%
Issuance Authorized by the C.N.V.		Feb. 06, 2017
Book Value		$ 1,443,765
Global program for issuance of unsubordinated debt securities class four [member] | Banco De Galicia Y Buenos Aires S.A.U. [member]
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Placement Date		May 18, 2017
Currency		Ps.
Face Value		$ 2,000,000
Type		Simple
Term		36 months
Maturity Date		05.18.20
Rate		Badlar + 2.98%
Issuance Authorized by the C.N.V.		May 08, 2017
Book Value		$ 2,357,013
Global program for issuance ofunsubordinated debt securities class five series one [member] | Banco De Galicia Y Buenos Aires S.A.U. [member]
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Placement Date		Apr. 26, 2018
Currency		Ps.
Face Value		$ 4,209,250
Type		Simple
Term		24 months
Maturity Date		04.26.20
Rate		Fixed Rate 25.98%
Issuance Authorized by the C.N.V.		Apr. 18, 2018
Book Value		$ 5,265,353
Global program for issuance of unsubordinated debt securities class thirty seven [member] | Tarjeta Naranja S.A. [member]
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Placement Date	Apr. 11, 2017	Apr. 11, 2017
Currency	Ps.	Ps.
Face Value	$ 3,845,700	$ 3,845,700
Type	Simple	Simple
Term	1826 days	1826 days
Maturity Date	04.11.22	04.11.22
Rate	Minimum 15% Rate/ Badlar + 3.50%	Minimum 15% Rate/ Badlar + 3.50%
Issuance Authorized by the C.N.V.	Mar. 30, 2017	Mar. 30, 2017
Book Value	$ 2,644,989	$ 5,911,129
Global Program For Issuance Of Unsubordinated Debt Securities Twenty Seven Series Two [member] | Tarjeta Naranja S.A. [member]
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Placement Date		Feb. 10, 2017
Currency		Ps.
Face Value		$ 500,000
Type		Simple
Term		1095 days
Maturity Date		02.10.20
Rate		Minimum 23.5% Rate/ Badlar + 3.50%
Issuance Authorized by the C.N.V.		Feb. 02, 2017
Book Value		$ 647,663
Global Program For Issuance Of Unsubordinated Debt Securities Twenty Eight Series Two [member] | Tarjeta Naranja S.A. [member]
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Placement Date	Jun. 09, 2017	Jun. 09, 2017
Currency	Ps.	Ps.
Face Value	$ 371,825	$ 371,825
Type	Simple	Simple
Term	1461 days	1461 days
Maturity Date	06.09.21	06.09.21
Rate	Minimum 25% Rate/ Badlar + 3.70%	Minimum 25% Rate/ Badlar + 3.70%
Issuance Authorized by the C.N.V.	May 29, 2017	May 29, 2017
Book Value	$ 362,247	$ 508,896
Global program for issuance of unsubordinated debt securities class fourty series two [Member] | Tarjeta Naranja S.A. [member]
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Placement Date		Apr. 10, 2018
Currency		Ps.
Face Value		$ 1,402,500
Type		Simple
Term		914 days
Maturity Date		10.10.20
Rate		Minimum 27% Rate/ Badlar + 3.69%
Issuance Authorized by the C.N.V.		Mar. 27, 2018
Book Value		$ 1,992,957
Global program for issuance of unsubordinated debt securities class fourty one series two [Member] | Tarjeta Naranja S.A. [member]
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Placement Date		Nov. 15, 2018
Currency		Ps.
Face Value		$ 343,555
Type		Simple
Term		547 days
Maturity Date		05.15.20
Rate		Badlar + 10%
Issuance Authorized by the C.N.V.		Nov. 07, 2018
Book Value		$ 478,609
Global program for issuance of unsubordinated debt securities class fourty three [Member] | Tarjeta Naranja S.A. [member]
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Placement Date		Feb. 19, 2019
Currency		Ps.
Face Value		$ 1,583,895
Type		Simple
Term		547 days
Maturity Date		08.18.20
Rate		Badlar + 7%
Issuance Authorized by the C.N.V.		Feb. 07, 2019
Book Value		$ 2,018,633
Global Program For Issuance Of Unsubordinated Debt Securities Class Fourty Four [Member] | Tarjeta Naranja S.A. [member]
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Placement Date	Jul. 08, 2020
Currency	Ps.
Face Value	$ 3,574,897
Type	Simple
Term	549 days
Maturity Date	01.08.22
Rate	Badlar + 4%
Issuance Authorized by the C.N.V.	Jun. 30, 2020
Book Value	$ 3,609,011
Global Program For Issuance Of Unsubordinated Debt Securities Class Fourty Five [Member] | Tarjeta Naranja S.A. [member]
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Placement Date	Dec. 18, 2020
Currency	Ps.
Face Value	$ 3,057,000
Type	Simple
Term	365 days
Maturity Date	12.18.21
Rate	Badlar + 5%
Issuance Authorized by the C.N.V.	Dec. 14, 2020
Book Value	$ 2,641,113
Global Program For Issuance Of Unsubordinated Debt Securities Class Eight [Member] | Banco De Galicia Y Buenos Aires S.A.U. [member]
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Placement Date	Nov. 20, 2020
Currency	Ps.
Face Value	$ 1,589,722
Type	Simple
Term	9 months
Maturity Date	08.20.21
Rate	Badlar + 2.25%
Issuance Authorized by the C.N.V.	Apr. 20, 2020
Book Value	$ 1,255,566